Sale of vessels (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Sales proceeds			$ 18,800,000
Net book value of vessels			(31,517,609)
Sales related costs			(322,681)
Debt termination costs and related finance fees			(121,902)
Net loss on sale of vessels	$ 0	$ 0	(13,162,192)	$ 0
Seamaster Member
Property, Plant and Equipment [Line Items]
Sales proceeds			9,700,000
Net book value of vessels			(15,979,901)
Sales related costs			(223,178)
Debt termination costs and related finance fees			(66,684)
Net loss on sale of vessels			(6,569,763)
Seafarer Member
Property, Plant and Equipment [Line Items]
Sales proceeds			9,100,000
Net book value of vessels			(15,537,708)
Sales related costs			(99,503)
Debt termination costs and related finance fees			(55,218)
Net loss on sale of vessels			$ (6,592,429)